                                 FAIRPORT FUNDS
                       Charting A Course You Can Trust(SM)

                                ANNUAL REPORT TO
                                 SHAREHOLDERS

                              * Fairport Midwest Growth Fund

                              * Fairport Growth and Income Fund

                              * Fairport Government Securities Fund



                                 October 31, 1997


Advised by
ROULSTON & COMPANY, INC.

FAIRPORT FUNDS                                     ANNUAL REPORT TO SHAREHOLDERS




                                                               November 27, 1997



Dear Shareholder:

We are pleased to issue our financial report on the Fairport Funds for the year ended October 31, 1997.

The Fairport Midwest Growth Fund gained 31.00% during the period, while the Fairport Growth and Income Fund gained 36.61%. These returns were earned in a period when the market, as measured by the Standard & Poor's 500 Stock Index, gained 32.10%. The Fairport Government Securities Fund increased 6.76% over the same period.

The economy remained in cruise control during the year at a pace slow enough to keep inflation at bay while permitting individual real incomes and corporate profits to grow nicely. Productivity remained a positive factor, more than offsetting an increase in the rate of gain for incomes. Continued moderate government spending and a surge in tax receipts from growing personal and corporate incomes reduced the federal budget deficit to $22 billion, well below expectations one year ago for a $100 billion deficit.

As our fiscal year came to a close, turmoil in Asian currency and equity markets raised concerns in our own market. While many crosscurrents preclude an easy conclusion, the U.S. economic outlook remains buoyant. The potential problems associated with a marginal reduction in real growth are more than offset by the prospect of a much lower inflation rate. Thus, the favorable setting remains in effect for both our equity and bond markets.

Our commentary fully reflects our long-held philosophy that solid and unrelenting research must form the cornerstone of our investment process. Our research efforts for the Fairport Funds continue to give us confidence in the future of the economy and the portfolios we manage on your behalf.




      /s/Scott D. Roulston                          /s/Joseph A. Harrison

      Scott D. Roulston                             Joseph A. Harrison
      President                                     Director of Investments

FAIRPORT FUNDS                                       INVESTMENT ADVISER'S REPORT


FAIRPORT MIDWEST GROWTH FUND

The graph below compares the increase in value of a $10,000 investment in Fairport Midwest Growth Fund with the performance of the Standard & Poor's 500 Stock and Lipper Growth Fund indices.


  FAIRPORT MIDWEST GROWTH FUND: GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT


                                    [CHART]


  AVERAGE ANNUAL TOTAL RETURN*

1 Year ........................31.00%
Since Inception................20.11%

* For period ending 10/31/97
Fund Inception: 7/1/93

               Fairport Midwest                   Lipper Growth                 Standard & Poor's
                 Growth Fund                       Fund Index                     500 Stock Index
7/1/93            $10,000                           $10,000                        $10,000
7/93               10,200                             9,988                          9,970
10/93              11,090                            10,653                         10,480
1/94               11,730                            11,088                         10,497
4/94               11,847                            10,479                         10,100
7/94               11,796                            10,457                         10,482
10/94              12,298                            10,871                         10,880
1/95               12,222                            10,587                         10,914
4/95               13,327                            11,631                         12,019
7/95               14,950                            13,127                         13,207
10/95              14,532                            13,478                         13,750
1/96               14,514                            14,271                         15,127
4/96               16,584                            14,989                         15,641
7/96               15,785                            14,292                         15,385
10/96              16,897                            16,255                         17,047
1/97               18,638                            17,301                         19,107
4/97               18,404                            17,103                         19,563
7/97               22,065                            20,542                         23,395
10/97              22,135                            20,121                         22,528

                          Past performance is not a guarantee of future results.


Fairport Midwest Growth Fund was established to achieve capital appreciation through the investment in equity securities of companies that are headquartered in the eight-state area contiguous to the Great Lakes.

While the Fund's objective is capital appreciation, investments are not limited to growth stocks. We seek opportunities in a broad spectrum of investments from traditional growth companies to highly cyclical companies.

Investment decisions are driven by intense and continuous fundamental research. This research focus attempts to uncover a combination of internal and external change at a company that presents an unusual appreciation potential.

Internal changes that would be significant include a change in management, a change in the business focus, an important new product or service, or the adoption of new operating methods or systems. The type of external changes we watch for might include a new CEO or other important manager brought in from outside the company, a significant change in the competitive environment, or the development of a new technology that could impact the industry.

One of the best examples this year has been Bob Evans Farms. We recognized early on the positive potential of management's strategic decision to divest a Mexican restaurant chain it had started and refocus on the core restaurant business. In addition, we felt the company would benefit from an external development -- our projection of a decline in hog prices.

Another good example is Stericycle. Our search for important new products and technology led us to this company. Stericycle is growing rapidly as a result of its proprietary method of treating medical waste.

Continued steady domestic economic growth, signs of some recovery in Europe and serious near-term questions about some Asian economies provide a mix of opportunity and challenge for Midwest companies in the year ahead. Our research-driven stock selection process will continue to focus on each management's ability to deal with these diverse trends. Through this disciplined approach we are still able to identify attractive investments in the Midwest.

FAIRPORT FUNDS

FAIRPORT GROWTH AND INCOME FUND

The graph below compares the increase in value of a $10,000 investment in Fairport Growth and Income Fund with the performance of the Standard & Poor's 500 Stock and Lipper Growth & Income Fund indices.

  FAIRPORT GROWTH AND INCOME FUND: GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

                                    [CHART]


  AVERAGE ANNUAL TOTAL RETURN*

1 Year ........................36.61%
Since Inception................18.08%

* For period ending 10/31/97
Fund Inception: 7/1/93

              Fairport Growth and                  Lipper Growth              Standard & Poor's
                 Income Fund                   and Income Fund Index           and Stock Index
7/93               10,030                            10,054                          9,970
10/93              10,398                            10,606                         10,480
1/94               10,894                            11,051                         10,862
4/94               10,682                            10,478                         10,241
7/94               10,900                            10,677                         10,482
10/94              10,889                            10,941                         10,880
1/95               10,940                            10,778                         10,914
4/95               11,746                            11,759                         12,019
7/95               12,541                            12,799                         13,207
10/95              12,780                            13,125                         13,750
1/96               14,075                            14,314                         15,127
4/96               14,149                            14,980                         15,641
7/96               13,749                            14,540                         15,305
10/96              15,051                            17,004                         17,054
1/97               16,558                            17,590                         19,107
4/97               17,167                            17,753                         19,563
7/97               20,353                            20,924                         23,395
10/97              20,560                            20,414                         22,528

                          Past performance is not a guarantee of future results.

Fairport Growth and Income Fund was established to achieve capital appreciation and current income primarily through investment in common stocks or securities convertible into common stocks.

The investment policy is to invest in a diversified portfolio of dividend-paying common stocks which have been researched by our own staff and offer reasonable valuation based on price to earnings, book value and cash flows.

Our investment strategy is to seek out companies that meet the demanding fundamental analysis of our research staff. Visits with management, suppliers, customers, distributors and unions are among the sources utilized by our analysts to form judgments about the outlook for each company. The results of this analysis are joined with rigorous valuation for each investment in the portfolio.

Two firms that offer good examples of our investment approach are First Empire State Corporation and Lowe's Companies. Focused on the adjacent markets of Buffalo and Rochester, First Empire State has consistently gained market share from larger, less well-focused competitors. At present, the bank holds the leading market position in its service area and has enjoyed very positive revenue growth. A strong ownership position by management, well over 30%, has ensured that this strong revenue pattern has been brought down to the bottom line, permitting earnings to grow at a 16% rate over the past five years.

In the past year, Lowe's Companies underperformed the market as investors became caught up with Lowe's major competitor, Home Depot. Yet earnings continued to grow at a 25% pace, and this summer the stock was available at its most attractive valuation in several years. Our research efforts with management and competitors, combined with store visits and an analysis of markets served, all confirmed our conclusion that this company's growth prospects were every bit as strong as its historical record.

Currently, the fund is diversified among 34 investments representing most sectors of our economy. Our broad-based research effort is focused on companies that are taking requisite action to improve profitability. Conversations with a broad cross-section of managements indicate a favorable outlook for continued moderate economic growth with low inflation. We will continue to seek out those companies that present a favorable earnings outlook at prices that offer good value.

                                                    INVESTMENT ADVISER'S REPORT

FAIRPORT GOVERNMENT SECURITIES FUND

The graph below compares the increase in value of a $10,000 investment in Fairport Government Securities Fund with the performance of the Lehman Brothers Intermediate Treasury Bond and the Merrill Lynch Intermediate Treasury Bond indices.


FAIRPORT GOVERNMENT SECURITIES FUND: GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT


                                    [CHART]


  AVERAGE ANNUAL TOTAL RETURN*

1 Year ........................ 6.76%
Since Inception................ 4.78%

* For period ending 10/31/97
Fund Inception: 7/1/93

                                                                                Merrill Lynch
                                                Lehman Brothers                  Intermediate
             Fairport Government                  Intermediate                  Treasury Bond
               Securities Fund                 Treasury Bond Index                  Index
7/1/93            $10,000                           $10,000                        $10,000
7/93               10,000                            10,019
10/93              10,304                            10,236
1/94               10,346                            10,328
4/94                9,649                             9,972
7/94                9,748                            10,118
10/94               9,558                            10,067
1/95                9,733                            10,215
4/95               10,170                            10,588
7/95               10,628                            10,963
10/95              10,968                            11,249
1/96               11,350                            11,599                         11,618
4/96               10,989                            11,386                         11,396
7/96               11,093                            11,527                         11,537
10/96              11,471                            11,882                         11,886
1/97               11,545                            12,004                         12,012
4/97               11,569                            12,085                         12,098
7/97               12,046                            12,510                         12,527
10/97              12,246                            12,738                         12,757

                          Past performance is not a guarantee of future results.

*The Fund has selected the Merrill Lynch Intermediate Treasury Bond Index to replace the Lehman Brothers Intermediate Treasury Bond Index as the Fund's proper benchmark because the Merrill Lynch Intermediate Treasury Bond Index is considered a widely used and appropriate index and information about such index is more readily available to the Fund.


In order to meet its objective of current income with preservation of capital, Fairport Government Securities Fund seeks to minimize credit risk by investment in securities issued directly by the U.S. Government. Because changes in interest rates affect the value of the Fund's holdings, investment in issues maturing in less than ten years are the primary focus of the portfolio.

Following yet another scare that the economy was growing too fast and inflationary pressures would soon mount, interest rates rose sharply in the first half of our fiscal year. Despite somewhat stronger growth than had been anticipated, inflation not only remained under control, but actually declined once again. With lower inflation and a surprisingly favorable improvement in the federal budget, bond prices rallied and interest rates declined sharply. With the inflation outlook likely to be favorably influenced by the turmoil in Asian currencies, the bond market outlook remains positive for the new fiscal year.

FAIRPORT FUNDS


FAIRPORT MIDWEST GROWTH FUND                                                          October 31, 1997
=======================================================================================================
                                                                    Shares                  Value
-------------------------------------------------------------------------------------------------------

COMMON STOCKS -- 98.05%

CAPITAL GOODS-20.50%
Applied Industrial Technologies, Inc. ......................        118,125              $ 3,433,008
Applied Power, Inc., Class A ...............................         28,000                1,732,500
GATX Corp. .................................................         41,000                2,647,062
Harnischfeger Industries, Inc. .............................         50,000                1,968,750
Kennametal, Inc. ...........................................         50,000                2,425,000
Park-Ohio Industries, Inc.* ................................        115,509                1,891,460
Perceptron, Inc.* ..........................................         70,000                1,688,750
                                                                                          ----------
                                                                                          15,786,530
-------------------------------------------------------------------------------------------------------

COMMUNICATION EQUIPMENT-2.70%
Allen Telecom, Inc.* .......................................        110,000                2,083,125
-------------------------------------------------------------------------------------------------------

CONSUMER DURABLES-6.19%
OfficeMax, Inc.* ...........................................        180,000                2,407,500
Royal Appliance Manufacturing Co.* .........................        300,000                2,362,500
                                                                                          ----------
                                                                                           4,770,000
-------------------------------------------------------------------------------------------------------
CONSUMER NON-DURABLES-25.37%
Bob Evans Farms, Inc. ......................................        150,000                2,840,625
Consolidated Stores Corp.* .................................         85,468                3,408,036
Deluxe Corp. ...............................................         70,000                2,292,500
Federated Department Stores, Inc.* .........................         70,000                3,080,000
Rite Aid Corp. .............................................         72,000                4,275,000
Worthington Foods, Inc. ....................................        160,000                3,640,000
                                                                                          ----------
                                                                                          19,536,161
-------------------------------------------------------------------------------------------------------
FINANCE-21.46%
First Empire State Corp. ...................................          8,000                3,272,000
Household International, Inc. ..............................         24,000                2,718,000
Norwest Corp. ..............................................        120,000                3,847,500
Star Banc Corp. ............................................         68,000                3,336,250
U.S. Bancorp ...............................................         33,000                3,355,688
                                                                                          ----------
                                                                                          16,529,438
-------------------------------------------------------------------------------------------------------

HEALTH CARE-6.69%
NCSHealthcare, Inc., Class A* ..............................         92,000                2,150,500
Patterson Dental Co.* ......................................         75,000                3,000,000
                                                                                          ----------
                                                                                           5,150,500
-------------------------------------------------------------------------------------------------------


                                                                                SCHEDULE OF INVESTMENTS

                                                                    Shares                  Value
-------------------------------------------------------------------------------------------------------

COMMON STOCKS (CONT.)

MATERIALS/SERVICES-11.65%
Armco, Inc.* ...............................................        500,000              $ 2,875,000
Flowserve Corp. ............................................         55,800                1,660,050
Reynolds & Reynolds Co., Class A ...........................         91,000                1,558,375
A. Schulman, Inc. ..........................................         76,000                1,710,000
Stericycle, Inc.* ..........................................        125,000                1,171,875
                                                                                          ----------
                                                                                           8,975,300
-------------------------------------------------------------------------------------------------------

RETAIL-0.28%
Marks Bros. Jewelers, Inc.* ................................         13,200                  214,500
-------------------------------------------------------------------------------------------------------

TECHNOLOGY-3.21%
Methode Electronics, Inc., Class A .........................        125,000                2,468,750
-------------------------------------------------------------------------------------------------------

TOTAL COMMON STOCKS-(COST $51,770,001) .....................                              75,514,304
-------------------------------------------------------------------------------------------------------


                                                                Principal
                                                                  Amount
-------------------------------------------------------------------------------------------------------

Repurchase Agreement -- 2.10%

UMB Bank, U.S. Treasury Note, $1,639,000 par,
    5.875% coupon, due 03/31/99, dated 10/31/97,
    to be sold on 11/03/97 at $1,619,718 (Cost $1,619,000)      $ 1,619,000                1,619,000
-------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS-100.15% (COST $53,389,001**)                                            77,133,304
                                                                                          ----------

LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS-(0.15%)                                      (115,898)
                                                                                          ----------

NET ASSETS-100.00%                                                                      $ 77,017,406
                                                                                          ==========
=======================================================================================================


* Non-income producing security.
**Also represents cost for Federal income tax purposes.
  See accompanying notes to financial statements.

FAIRPORT FUNDS

FAIRPORT GROWTH AND INCOME FUND                                                                     October 31, 1997
====================================================================================================================
                                                                                          Shares           Value
--------------------------------------------------------------------------------------------------------------------
COMMON STOCKS -- 96.89%

CAPITAL GOODS-18.95%
Baldor Electric Co. ..................................................................     30,000      $    877,500
Emerson Electric Co. .................................................................     14,000           734,125
GATX Corp. ...........................................................................     14,000           903,875
General Electric Co. .................................................................     10,000           645,625
Harnischfeger Industries, Inc. .......................................................     17,000           669,375
Kennametal, Inc. .....................................................................     20,000           970,000
Teleflex, Inc. .......................................................................     28,000         1,043,000
                                                                                                          ---------
                                                                                                          5,843,500
--------------------------------------------------------------------------------------------------------------------

CONSUMER DURABLES-11.26%
Harman International Industries, Inc. ................................................     14,000           756,000
Leggett & Platt, Inc. ................................................................     20,000           835,000
Lowe's Cos., Inc. ....................................................................     26,000         1,082,250
TRW, Inc. ............................................................................     14,000           801,500
                                                                                                          ---------
                                                                                                          3,474,750
--------------------------------------------------------------------------------------------------------------------

CONSUMER NON-DURABLES-22.97%
Bob Evans Farms, Inc. ................................................................     40,000           757,500
Carnival Corp., Class A ..............................................................     20,000           970,000
Claire's Stores, Inc. ................................................................     44,000           973,500
Deluxe Corp. .........................................................................     20,000           655,000
Richfood Holdings, Inc. ..............................................................     40,000           965,000
Rite Aid Corp. .......................................................................     20,000         1,187,500
Sara Lee Corp. .......................................................................     18,000           920,250
Viad Corp. ...........................................................................     36,000           657,000
                                                                                                          ---------
                                                                                                          7,085,750
--------------------------------------------------------------------------------------------------------------------

FINANCE-16.80%
American International Group, Inc. ...................................................      9,000           918,562
First Empire State Corp. .............................................................      3,000         1,227,000
Household International, Inc. ........................................................      9,000         1,019,250
Norwest Corp. ........................................................................     28,000           897,750
U.S. Bancorp .........................................................................     11,000         1,118,562
                                                                                                          ---------
                                                                                                          5,181,124
--------------------------------------------------------------------------------------------------------------------

HEALTH CARE-1.50%
Baxter International, Inc. ...........................................................     10,000           462,500
--------------------------------------------------------------------------------------------------------------------


                                                                                        SCHEDULE OF INVESTMENTS


                                                                                          Shares           Value
--------------------------------------------------------------------------------------------------------------------


COMMON STOCKS (CONT.)

MATERIALS/SERVICES-10.02%
Cabot Corp. ..........................................................................     30,000      $    736,875
Ferro Corp. ..........................................................................     20,000           748,750
Raychem Corp. ........................................................................     12,000         1,086,750
A. Schulman, Inc. ....................................................................     23,000           517,500
                                                                                                          ---------
                                                                                                          3,089,875
--------------------------------------------------------------------------------------------------------------------

TECHNOLOGY-15.39%
Avnet, Inc. ..........................................................................     13,000           818,188
AVX Corp. ............................................................................     31,000           875,750
Dallas Semiconductor Corp. ...........................................................     26,000         1,270,750
Harris Corp. .........................................................................     20,000           872,500
Methode Electronics, Inc., Class A ...................................................     46,000           908,500
                                                                                                          ---------
                                                                                                          4,745,688
--------------------------------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS-(COST $19,878,083) ................................................                  29,883,187
--------------------------------------------------------------------------------------------------------------------



                                                                                           Principal
                                                                                            Amount
--------------------------------------------------------------------------------------------------------------------

REPURCHASE AGREEMENT -- 3.67%

UMB Bank, U.S. Treasury Note, $1,145,000 par, 5.875% coupon, due 03/31/99,
   dated 10/31/97, to be sold on 11/03/97 at $1,131,501 (Cost $1,131,000) .......... $  1,131,000         1,131,000
--------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS-100.56% (COST $21,009,083**) .......................................                   31,014,187
                                                                                                        ------------

LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS-(0.56%) ...............................                     (173,341)
                                                                                                        ------------

NET ASSETS-100.00% ...................................................................                 $ 30,840,846
                                                                                                        ============

====================================================================================================================

**Also represents cost for Federal income tax purposes.

  See accompanying notes to financial statements.

FAIRPORT FUNDS                                                               SCHEDULE OF INVESTMENTS


FAIRPORT GOVERNMENT SECURITIES FUND                                                 October 31, 1997
====================================================================================================
                                                                           Principal
                                                                             Amount         Value
----------------------------------------------------------------------------------------------------

U.S. TREASURY NOTES -- 96.89%

U.S. TREASURY NOTES
5.500%, 04/15/00 ...........................................              $  800,000     $  796,536
5.625%, 02/28/01 ...........................................                 900,000        896,553
6.625%, 03/31/02 ...........................................                 500,000        515,700
6.250%, 02/15/03 ...........................................                 600,000        611,688
5.875%, 02/15/04 ...........................................               1,450,000      1,453,074
----------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS-96.89% (COST $4,212,789**) ...............                              4,273,551
                                                                                         ----------

CASH AND OTHER ASSETS NET OF LIABILITIES-3.11% .............                                137,253
                                                                                         ----------

NET ASSETS-100.00% .........................................                             $4,410,804
                                                                                         ==========
====================================================================================================

**Also represents cost for Federal income tax purposes.
  See accompanying notes to financial statements.


FAIRPORT FUNDS                                                        STATEMENT OF ASSETS AND LIABILITIES

                                                                                         October 31, 1997
==================================================================================================================

                                                       FAIRPORT MIDWEST   FAIRPORT GROWTH  FAIRPORT GOVERNMENT
                                                          GROWTH FUND     AND INCOME FUND     SECURITIES FUND
------------------------------------------------------------------------------------------------------------------

ASSETS
Investments in securities at value (cost $53,389,001,
   $21,009,083 and $4,212,789, respectively) ........     $ 77,133,304      $ 31,014,187      $  4,273,551
Cash ................................................              138               549           107,647
Receivable for capital stock sold ...................            3,233                75                 0
Dividends and interest receivable ...................            8,221             4,635            39,835
Deferred organizational costs (Note A) ..............            7,762             7,762             7,762
Other assets ........................................            1,417               553                91
                                                          ------------      ------------      ------------
       Total assets .................................       77,154,075        31,027,761         4,428,886
                                                          ------------      ------------      ------------

LIABILITIES
Payable for capital stock redeemed ..................           10,654            29,169               846
Payable for securities purchased ....................                0            95,300                 0
Accrued expenses ....................................           87,802            48,156            22,658
Due to/(from) Advisor, net ..........................           38,213            14,290            (5,738)
Distributions payable ...............................                0                 0               316
                                                          ------------      ------------      ------------
      Total liabilities .............................          136,669           186,915            18,082
                                                          ------------      ------------      ------------

NET ASSETS
Applicable to 4,078,689, 1,725,373
   and 445,505 shares outstanding, respectively .....     $ 77,017,406      $ 30,840,846      $  4,410,804
                                                          ============      ============      ============

NET ASSETS CONSIST OF
Capital paid-in .....................................     $ 48,787,168      $ 17,577,866      $  4,454,344
Distributions in excess of net investment income ....          (91,388)          (27,435)                0
Accumulated net realized gain (loss) on investments .        4,577,323         3,285,311          (104,302)
Net unrealized appreciation on investments ..........       23,744,303        10,005,104            60,762
                                                          ------------      ------------      ------------
                                                          $ 77,017,406      $ 30,840,846      $  4,410,804
                                                          ============      ============      ============

NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE .......................     $      18.88      $      17.87      $       9.90
                                                          ============      ============      ============
==================================================================================================================

See accompanying notes to financial statements.>


FAIRPORT FUNDS                                                        STATEMENTS OF OPERATIONS


                                                                   Year Ended October 31, 1997
==============================================================================================

                                           FAIRPORT MIDWEST    FAIRPORT GROWTH FAIRPORT GOVERNMENT
                                              GROWTH FUND      AND INCOME FUND   SECURITIES FUND
----------------------------------------------------------------------------------------------

INVESTMENT INCOME
Dividends ..................................    $    748,563     $    459,443     $          0
Interest ...................................         160,281           29,345          277,715
                                                ------------     ------------     ------------
      Total investment income ..............         908,844          488,788          277,715
                                                ------------     ------------     ------------

EXPENSES
Investment advisory fees (Note B) ..........         513,898          204,420           11,697
Distribution expenses (Note B) .............         169,263           67,196           11,561
Administration fees ........................          85,926           34,406            6,056
Transfer agent fees ........................          61,823           41,800           26,945
Legal fees .................................          40,000           20,652            6,501
Pricing fees ...............................          42,495           27,573           25,315
Registration expenses ......................          39,500           26,298           18,801
Custodian fees .............................          22,635           13,152            7,789
Printing fees ..............................          29,129           11,615            2,291
Auditing fees ..............................          22,663            9,099            2,237
Insurance fees .............................          22,986            9,303            2,042
Trustees fees ..............................          18,467            7,365            1,580
Amortization of organization costs (Note A)            3,106            3,106            3,106
Miscellaneous expenses .....................           9,863            4,867              701
                                                ------------     ------------     ------------
      Total expenses .......................       1,081,754          480,852          126,622

Expenses reimbursed (Note B) ...............        (136,636)         (72,293)         (84,546)
                                                ------------     ------------     ------------
      Net expenses .........................         945,118          408,559           42,076
                                                ------------     ------------     ------------

NET INVESTMENT INCOME (LOSS) ...............         (36,274)          80,229          235,639
                                                ------------     ------------     ------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments ...........       4,609,662        3,283,752            4,611
Net change in unrealized
   appreciation on investments .............      13,604,001        4,939,032           60,694
                                                ------------     ------------     ------------
Net realized and unrealized
   gain on investments .....................      18,213,663        8,222,784           65,305
                                                ------------     ------------     ------------

INCREASE IN NET ASSETS FROM OPERATIONS .....    $ 18,177,389     $  8,303,013     $    300,944
                                                ============     ============     ============

==============================================================================================

See accompanying notes to financial statements.


FAIRPORT FUNDS                                                                                   STATEMENTS OF CHANGES IN NET ASSETS
====================================================================================================================================
                                                   FAIRPORT MIDWEST               FAIRPORT GROWTH           FAIRPORT GOVERNMENT
                                                       GROWTH FUND                 AND INCOME FUND           SECURITIES FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                  Year             Year         Year           Year        Year            Year
                                                 Ended            Ended        Ended          Ended        Ended           Ended
                                                10/31/97        10/31/96      10/31/97       10/31/96    10/31/97         10/31/96
------------------------------------------------------------------------------------------------------------------------------------

OPERATIONS
Net investment income (loss) ..............  $    (36,274)    $     82,618  $     80,229  $    224,711  $    235,639  $    367,629
Net realized gain (loss) on investments ...     4,609,662        4,515,778     3,283,752     1,856,970         4,611       (97,666)
Net change in unrealized appreciation
   (depreciation) on investments ..........    13,604,001        3,805,220     4,939,032     1,863,728        60,694        (3,304)
                                             ------------     ------------  ------------  ------------  ------------  ------------
Increase in net assets ....................    18,177,389        8,403,616     8,303,013     3,945,409       300,944       266,659
                                             ------------     ------------  ------------  ------------  ------------  ------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
From net investment income ................       (44,687)         (91,013)     (143,381)     (254,673)     (235,639)     (405,004)
From net realized gains ...................    (4,293,833)        (774,801)   (1,856,932)     (178,762)            0             0
                                             ------------     ------------  ------------  ------------  ------------  ------------
Total distributions .......................    (4,338,520)        (865,814)   (2,000,313)     (433,435)     (235,639)     (405,004)
                                             ------------     ------------  ------------  ------------  ------------  ------------

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold .................    10,636,821       11,742,064     4,238,113     4,811,561     1,409,959     1,737,076
Reinvestment of dividends .................     4,310,469          857,142     1,970,599       383,496       231,250       309,367
Amount paid for repurchase of shares ......    (8,966,670)     (12,346,785)   (4,741,419)   (8,718,184)   (3,048,010)   (4,802,614)
                                             ------------     ------------  ------------  ------------  ------------  ------------
Net increase (decrease) from capital
   transactions ...........................     5,980,620          252,421     1,467,293    (3,523,127)   (1,406,801)   (2,756,171)
                                             ------------     ------------  ------------  ------------  ------------  ------------
Total increase (decrease) in net assets ...    19,819,489        7,790,223     7,769,993       (11,153)   (1,341,496)   (2,894,516)

NET ASSETS
Beginning of year .........................    57,197,917       49,407,694    23,070,853    23,082,006     5,752,300     8,646,816
                                             ------------     ------------  ------------  ------------  ------------  ------------
End of year ...............................  $ 77,017,406     $ 57,197,917  $ 30,840,846  $ 23,070,853  $  4,410,804  $  5,752,300
                                             ============     ============  ============  ============  ============  ============

Accumulated undistributed (distributions
   in excess of) net investment income
   included in net assets at end of year ..  $    (91,388)    $    (10,427) $    (27,435) $     35,717  $          0  $          0
                                             ------------     ------------  ------------  ------------  ------------  ------------

CAPITAL SHARE TRANSACTIONS
Shares sold ...............................       639,390          815,058       263,198       361,212       144,935       177,063
Shares issued on reinvestment
   of dividends ...........................       279,447           62,134       138,855        28,972        23,788        31,864
Shares repurchased ........................      (529,296)        (835,517)     (298,742)     (646,096)     (313,081)     (498,079)
                                             ------------     ------------  ------------  ------------  ------------  ------------
Net increase (decrease) from capital
   transactions ...........................       389,541           41,675       103,311      (255,912)     (144,358)     (289,152)
                                             ============     ============  ============  ============  ============  ============
===================================================================================================================================

See accompanying notes to financial statements.

FAIRPORT FUNDS

The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.


                                                                           FAIRPORT MIDWEST GROWTH FUND
---------------------------------------------------------------------------------------------------------------------------------
                                                              Year        Year         Year           Year        Period
                                                             Ended       Ended        Ended          Ended         Ended
                                                            10/31/97     10/31/96     10/31/95      10/31/94     10/31/93(1)
---------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD .................   $   15.50     $   13.55     $   12.27     $   11.07     $   10.00
                                                         ---------     ---------     ---------     ---------     ---------

INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) .........................       (0.01)         0.02          0.04          0.02          0.01
Net realized and unrealized gain (loss) on investments        4.55          2.16          2.04          1.19          1.07
                                                         ---------     ---------     ---------     ---------     ---------
      Total from investment operations ...............        4.54          2.18          2.08          1.21          1.08
                                                         ---------     ---------     ---------     ---------     ---------

LESS DISTRIBUTIONS
From net investment income ...........................       (0.01)        (0.03)        (0.04)        (0.01)        (0.01)
From realized capital gains ..........................       (1.15)        (0.20)        (0.76)         0.00          0.00
                                                         ---------     ---------     ---------     ---------     ---------
      Total distributions ............................       (1.16)        (0.23)        (0.80)        (0.01)        (0.01)
                                                         ---------     ---------     ---------     ---------     ---------
NET ASSET VALUE, END OF PERIOD .......................   $   18.88     $   15.50     $   13.55     $   12.27     $   11.07
                                                         =========     =========     =========     =========     =========
TOTAL RETURN .........................................       31.00%        16.28%        18.17%        10.89%        10.90%**

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000) ......................   $  77,017     $  57,198     $  49,408     $  29,688     $   9,870
Ratio of expenses to average net assets
   before reimbursement of expenses by Adviser .......        1.58%         1.69%         1.57%         1.54%         2.89%*
   after reimbursement of expenses by Adviser ........        1.38%         1.38%         1.41%         1.45%         1.50%*
Ratio of net investment income to average net assets
   before reimbursement of expenses by Adviser .......       (0.25%)       (0.16%)        0.14%         0.08%        (1.11%)*
   after reimbursement of expenses by Adviser ........       (0.05%)        0.15%         0.29%         0.17%         0.28%*
Portfolio turnover ...................................       41.16%        58.01%        46.51%        77.57%         0.00%
Average commission rate paid .........................   $  0.0499     $  0.0600           N/A           N/A           N/A
=================================================================================================================================

[FN]
* Annualized
**Not annualized
N/A Not applicable; disclosure not required
(1) The Fairport Midwest Growth Fund, Fairport Growth and Income Fund and Fairport Government Securities Fund commenced operations on July 1, 1993. See accompanying notes to financial statements.


                                                                                                           FINANCIAL HIGHLIGHTS

                                                                 FAIRPORT GROWTH AND INCOME FUND
--------------------------------------------------------------------------------------------------------------------------------
                                                          Year          Year          Year          Year         Period
                                                          Ended         Ended        Ended         Ended          Ended
                                                         10/31/97       10/31/96     10/31/95     10/31/94       10/31/93(1)
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD .................  $   14.22     $   12.29     $   10.68     $   10.36     $   10.00
                                                        ---------     ---------     ---------     ---------     ---------

INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) .........................       0.05          0.13          0.15          0.14          0.04
Net realized and unrealized gain (loss) on investments       4.83          2.04          1.68          0.35          0.36
                                                        ---------     ---------     ---------     ---------     ---------
      Total from investment operations ...............       4.88          2.17          1.83          0.49          0.40
                                                        ---------     ---------     ---------     ---------     ---------

LESS DISTRIBUTIONS
From net investment income ...........................      (0.09)        (0.14)        (0.12)        (0.14)        (0.04)
From realized capital gains ..........................      (1.14)        (0.10)        (0.10)        (0.03)         0.00
                                                        ---------     ---------     ---------     ---------     ---------
      Total distributions ............................      (1.23)        (0.24)        (0.22)        (0.17)        (0.04)
                                                        ---------     ---------     ---------     ---------     ---------
NET ASSET VALUE, END OF PERIOD .......................  $   17.87     $   14.22     $   12.29     $   10.68     $   10.36
                                                        =========     =========     =========     =========     =========
TOTAL RETURN .........................................      36.61%        17.77%        17.36%         4.72%         3.98%**

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000) ......................  $  30,841     $  23,071     $  23,082     $  18,177     $   8,716
Ratio of expenses to average net assets
   before reimbursement of expenses by Adviser .......       1.76%         1.83%         1.79%         1.72%         2.79%*
   after reimbursement of expenses by Adviser ........       1.50%         1.50%         1.50%         1.50%         1.50%*
Ratio of net investment income to average net assets
   before reimbursement of expenses by Adviser .......       0.03%         0.58%         0.98%         1.20%         0.10%*
   after reimbursement of expenses by Adviser ........       0.29%         0.91%         1.26%         1.42%         1.39%*
Portfolio turnover ...................................      42.45%        34.02%        13.36%        35.16%         4.18%
Average commission rate paid .........................  $  0.0599     $  0.0591           N/A           N/A           N/A
=================================================================================================================================



                                                            FAIRPORT GOVERNMENT SECURITIES FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                                              Year          Year         Year            Year           Period
                                                              Ended        Ended         Ended          Ended            Ended
                                                            10/31/97      10/31/96      10/31/95       10/31/94       10/31/93(1)
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD .................      $    9.75     $    9.84     $    9.03     $   10.20     $   10.00
                                                            ---------     ---------     ---------     ---------     ---------

INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) .........................           0.49          0.49          0.49          0.43          0.15
Net realized and unrealized gain (loss) on investments           0.15         (0.05)         0.81         (1.17)         0.16
                                                            ---------     ---------     ---------     ---------     ---------
      Total from investment operations ...............           0.64          0.44          1.30         (0.74)         0.31
                                                            ---------     ---------     ---------     ---------     ---------

LESS DISTRIBUTIONS
From net investment income ...........................          (0.49)        (0.53)        (0.49)        (0.42)        (0.11)
From realized capital gains ..........................           0.00          0.00          0.00         (0.01)         0.00
                                                            ---------     ---------     ---------     ---------     ---------
      Total distributions ............................          (0.49)        (0.53)        (0.49)        (0.43)        (0.11)
                                                            ---------     ---------     ---------     ---------     ---------
NET ASSET VALUE, END OF PERIOD .......................      $    9.90     $    9.75     $    9.84     $    9.03     $   10.20
                                                            =========     =========     =========     =========     =========
TOTAL RETURN .........................................           6.76%         4.58%        14.76%        (7.24%)        3.04%**

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000) ......................      $   4,411     $   5,752     $   8,647     $   7,614     $   5,829
Ratio of expenses to average net assets
   before reimbursement of expenses by Adviser .......           2.70%         2.05%         2.16%         1.80%         2.78%*
   after reimbursement of expenses by Adviser ........           0.90%         0.90%         0.90%         0.90%         0.90%*
Ratio of net investment income to average net assets
   before reimbursement of expenses by Adviser .......           3.23%         3.78%         3.89%         3.88%         2.29%*
   after reimbursement of expenses by Adviser ........           5.03%         4.93%         5.16%         4.78%         4.17%*
Portfolio turnover ...................................          21.01%        21.23%         1.28%        24.14%        24.53%
Average commission rate paid .........................            N/A           N/A           N/A           N/A           N/A
====================================================================================================================================


Fairport Funds

                                                               October 31, 1997
NOTE (A) SIGNIFICANT ACCOUNTING POLICIES:

Fairport Funds (the "Trust"), formerly known as Roulston Family of Funds, is an open-end management investment company and is organized under Ohio law as a business trust under a Declaration of Trust dated September 16, 1994. On March 1, 1996, the Trust changed its name from The Roulston Family of Funds to Fairport Funds. The Trust currently consists of three Funds (the "Funds"):
Fairport Midwest Growth Fund (the "Midwest Growth Fund"), Fairport Growth and Income Fund (the "Growth and Income Fund") and Fairport Government Securities Fund (the "Government Fund"). The Trust is registered under the Investment Company Act of 1940, as amended (the "Act"). On April 29, 1995, pursuant to an Agreement and Plan of Reorganization and Liquidation, the Midwest Growth Fund, the Growth and Income Fund and the Government Fund of the Trust acquired in a tax free reorganization, all of the assets of each of the Roulston Midwest Growth Fund, the Roulston Growth and Income Fund and the Roulston Government Securities Fund (collectively, the "Acquired Funds") of the Advisors' Inner Circle Fund, a Massachusetts business trust, respectively, in exchange for the assumption of such Acquired Fund's liabilities and a number of full and fractional shares of the corresponding Fund of the Trust having an aggregate net asset value equal to such Acquired Fund's net assets (the "Reorganization"). The Reorganization was approved by the shareholders of the Acquired Funds on March 24, 1995. For accounting purposes, the Reorganization was accounted for in a manner similar to a pooling of interest and the financial highlights have been presented since the Funds' inception, July 1, 1993.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

The following is a summary of significant account-ing policies consistently followed by the Trust.

(1) SECURITY VALUATION: The portfolio securities of each Fund will be valued at market value. Each Fund uses one or more pricing services to provide market quotations for equity, fixed income and variable income securities. If market quotations are not available, securities will be valued by a method which the Board of Trustees believes accurately reflects fair value. Equity securities which are listed or admitted to trading on a national securities exchange or other market trading system which reports actual transaction prices on a contemporaneous basis will be valued at the last sales price on the exchange on which the security is principally traded. For fixed and variable income securities, the pricing service may use a matrix system of valuation which considers factors such as securities prices, yield features, call features, ratings and developments related to a specific security. The Trustees may deviate from the valuation provided by the pricing service whenever, in their judgment, such valuation is not indicative of the fair value of the debt security. Short-term investments with a maturity of 60 days or less are valued at amortized cost, which approximates market value.

(2) REPURCHASE AGREEMENTS: All Funds may enter into repurchase agreements with financial institutions deemed to be creditworthy by Roulston & Company, Inc. ("Roulston"), the Funds' investment adviser, under guidelines approved by the Trust's Board of Trustees, subject to the seller's agreement to repurchase and the Funds' agreement to resell such securities at a mutually agreed-upon date and price.

                                                   NOTES TO FINANCIAL STATEMENTS

Securities purchased subject to repurchase agreements are deposited with the Funds' custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the seller were to default on its repurchase obligation or become insolvent, the Fund would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by the Fund was delayed pending court action.

(3) FEDERAL INCOME TAXES: The Funds intend to be treated as "regulated investment companies" under Sub-chapter M of the Internal Revenue Code and to distribute substantially all of their net taxable income. Accordingly, no provisions for Federal income taxes have been made in the accompanying financial statements.

(4) INVESTMENT INCOME AND SECURITIES TRANSACTIONS: Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Security transactions are accounted for on the date securities are purchased or sold. Security gains and losses are determined on the identified cost basis.

(5) DIVIDENDS AND DISTRIBUTIONS: Substantially all of the net investment income (exclusive of capital gains) of the Midwest Growth Fund and the Growth and Income Fund is distributed in the form of semi-annual dividends. Net investment income (exclusive of capital gains) of the Government Fund is declared daily and distributed in the form of monthly dividends. Substantially all of the capital gains realized will be distributed annually.

(6) DEFERRED ORGANIZATIONAL COSTS: Organizational costs are being amortized on a straight-line basis over five years commencing April 29, 1995.


NOTE (B) RELATED PARTY TRANSACTIONS:

The Trust and Roulston have entered into an Investment Advisory Agreement (the "Agreement") dated as of January 20, 1995. Under terms of the Agreement, Roulston makes the investment decisions for the assets of the Funds and continuously reviews, supervises, and administers the investment program of the Funds. For its services as investment adviser, Roulston receives a fee, at an annual rate of 0.75% of the average daily net assets of each of the Midwest Growth Fund and the Growth and Income Fund up to $100 million of such assets, and 0.50% of each such Fund's assets of $100 million or more. With respect to the Government Fund, Roulston receives a fee at an annual rate of 0.25% of the average daily net assets of the Government Fund up to $100 million of such assets, and 0.125% of such assets of $100 million or more. Such fees will be calculated daily and paid monthly.

Pursuant to Rule 12b-1 under the Act, the Trust has adopted a Distribution Agreement and Shareholder Service Plan dated January 20, 1995 (the "Plan"), under which each Fund is authorized to pay or reimburse Roulston Research Corp. (the "Distributor"), ultimately a wholly-owned subsidiary of Roulston, a periodic amount calculated at an annual rate not to exceed 0.25% of the average daily net asset value of such Fund. Such an amount may be used by the Distributor to pay broker-dealers, banks and other institutions (a "Participating Organization") for distribution and/or shareholder service assistance pursuant to an agreement between the Distributor and the Participating Organization or for distribution assistance and/or shareholder service provided by the Distributor. Under the Plan, a Participating Organization may include the Distributor's affiliates.

FAIRPORT FUNDS                               NOTES TO FINANCIAL STATEMENTS CONT.


                                                                October 31, 1997

Roulston has agreed with the Trust to waive its investment advisory fee and to reimburse certain other expenses of the Funds from the effective date of the Reorganization (April 29, 1995) and such waivers and reimbursements shall continue at least through April 30, 1998, to the extent necessary to cause total operating expenses as a percentage of net assets of the Midwest Growth Fund, the Growth and Income Fund and the Government Fund not to exceed 1.38%, 1.50% and 0.90%, respectively.

Information regarding these transactions is as follows for the year ended October 31, 1997:

                                  Midwest    Growth and
                                  Growth       Income       Government
                                   Fund         Fund           Fund
--------------------------------------------------------------------------------

INVESTMENT ADVISORY FEES:
Fees before fee waiver ........   $ 513,898    $ 204,420    $ 11,697
Fees waived ...................    (136,636)     (72,293)    (11,697)
RULE 12B-1 FEES:
Fees ..........................     169,263       67,196      11,561
Other expenses
  reimbursed ..................           0            0     (72,849)
                                  ---------    ---------   ---------
Net fees and expenses..........   $ 546,525    $ 199,323   $ (61,288)
--------------------------------------------------------------------------------

Certain officers and trustees of the Trust are also officers, directors and/or employees of Roulston and the Distributor. The officers and such interested trustees serve without direct compensation from the Trust.


NOTE (C) INVESTMENT TRANSACTIONS:

Purchases and sales of investment securities (excluding short-term securities) for the year ended October 31, 1997 were:

                                           PROCEEDS
                              PURCHASES   FROM SALES
                                (000)       (000)
--------------------------------------------------------------------------------

Midwest Growth Fund ......   $ 31,034     $ 26,974
Growth and Income Fund....     11,825       11,236
Government Fund...........        948        2,307
--------------------------------------------------------------------------------


NOTE (D) UNREALIZED APPRECIATION AND DEPRECIATION:

At October 31, 1997, the gross unrealized appreciation and depreciation of securities for book and Federal income tax purposes consisted of the following:

                                                                  NET
                           GROSS            GROSS               UNREALIZED
                        UNREALIZED        UNREALIZED          APPRECIATION/
                       APPRECIATION      (DEPRECIATION)       (DEPRECIATION)
                          (000)              (000)                (000)
--------------------------------------------------------------------------------

Midwest Growth Fund ..   $24,907           $(1,163)             $23,744
Growth and Income Fund    10,041               (36)              10,005
Government Fund ......        74               (13)                  61
--------------------------------------------------------------------------------

FAIRPORT FUNDS                                    REPORT OF INDEPENDENT AUDITORS


To the Shareholders and Trustees of
Fairport Midwest Growth Fund,
Fairport Growth and Income Fund
and Fairport Government Securities Fund
of Fairport Funds:

We have audited the accompanying statement of assets and liabilities of Fairport Midwest Growth Fund, Fairport Growth and Income Fund and Fairport Government Securities Fund (the three funds constituting the Fairport Funds), including the schedule of investments, as of October 31, 1997, and the related statements of operations for the year then ended, changes in net assets for each of the two years in the period then ended and financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of Fairport Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the period from July 1, 1993 (commencement of operations) to October 31, 1993 and for the year ended October 31, 1994 were audited by other auditors whose report dated December 14, 1994 expressed an unqualified opinion on the financial statements (not presented herein) and related financial highlights.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the 1997 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fairport Midwest Growth Fund, Fairport Growth and Income Fund and Fairport Government Securities Fund of the Fairport Funds at October 31, 1997, the results of their operations for the year then ended and the changes in their net assets for each of the two years in the period then ended and financial highlights for each of the three years in the period than ended in conformity with generally accepted accounting principles.


/s/ Ernst & Young LLP


November 28, 1997
Cleveland, Ohio

[FAIRPORT FUNDS LOGO]

4000 Chester Avenue
Cleveland, Ohio 44103
1-800-332-6459

Directors:
Thomas V. Chema
David B. Gale
David H. Gunning
Scott D. Roulston
Ivan Winfield

Officers:
Scott D. Roulston, President
Kevin M. Crotty, Treasurer
Charles A. Kiraly, Secretary

Adviser:
Roulston & Company, Inc.
4000 Chester Avenue
Cleveland, Ohio 44103

Distributor:
Roulston Research Corp.
4000 Chester Avenue
Cleveland, Ohio 44103

Administrator & Transfer Agent:
FPS Services, Inc.
3200 Horizon Drive
King of Prussia, Pennsylvania 19406

Legal Counsel:
Baker & Hostetler LLP
65 East State Street
Columbus, Ohio 43215

Independent Public Accountants:
Ernst & Young, LLP
1300 Huntington Building
925 Euclid Avenue
Cleveland, Ohio 44115-1405

For information call 1-800-332-6459

Fairport Funds take their name from the historic Fairport Harbor Lighthouse, located on Lake Erie at the Grand River, just east of the Funds' headquarters in Cleveland, Ohio. Originally built in 1825, the Fairport Harbor Lighthouse guided ships safely in and out of the harbor for 100 years. In its early years the lighthouse was considered the gateway to the Western Reserve and the vast frontiers of the Northwest Territories and beyond. Later the lighthouse served as a beacon and supply stop for pioneers and travelers on their way to western Great Lakes ports and beyond. The original brick structure was rebuilt in 1871 of sandstone blocks, as it remains today.


This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in a Fund unless preceded or accompanied by an effective Prospectus which includes details regarding the Fund's objectives, policies, expenses and other information.